Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Operating Activities:
Net income:	$ 3,613	$ 3,613	$ 17,339
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,680	30,330	30,319
Amortization and write-off of deferred financing fees	10,696	3,261	5,387
Deferred revenue amortization	(377)	(45)	369
Amortization of deferred charges	181	68	0
Amortization of fair value of acquired time charter	0	5,267	7,247
Changes in operating assets and liabilities:
Trade accounts receivable	(95)	107	(55)
Prepayments and other assets	(413)	389	(315)
Inventories	502	(421)	35
Due from/to related parties	2,982	31	(235)
Trade accounts payable	(101)	1,149	1,584
Accrued liabilities	(2,565)	155	299
Deferred charges	(1,000)	(1,472)	0
Deferred revenue	0	1,445	0
Unearned revenue	(926)	(883)	(2,635)
Net cash provided by Operating Activities	43,177	42,994	59,339
Cash flows from Investing Activities:
Other additions to vessels' equipment	0	(409)	0
Net cash used in Investing Activities	0	(409)	0
Cash flows from Financing Activities:
Net proceeds from issuance of preferred units	0	53,138	0
Payment of securities registration and other filing costs	(139)	(48)	(145)
Distributions declared and paid	(16,391)	(48,422)	(66,857)
Proceeds from long-term debt	675,000	0	480,000
Repayment of long-term debt	(734,800)	(4,800)	(474,900)
Payment of deferred finance fees	(10,558)	0	(12,568)
Net cash used in Financing Activities	(86,888)	(132)	(74,470)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(43,711)	42,453	(15,131)
Cash and cash equivalents and restricted cash at beginning of the year	109,917	67,464	82,595
Cash and cash equivalents and restricted cash at end of the year	66,206	109,917	67,464
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	16,206	109,917	67,464
Restricted cash	50,000	0	0
Cash and cash equivalents and restricted cash at end of the year	66,206	109,917	67,464
Cash paid during the year for:
Interest	$ 48,879	$ 47,033	$ 39,796